SUPPLEMENT DATED OCTOBER 10, 2008

AUL AMERICAN INDIVIDUAL UNIT TRUST

INDIVIDUAL VARIABLE ANNUITY CONTRACTS

PROSPECTUS DATED MAY 1, 2008

We have been advised by Old Mutual Capital that they will be liquidating and dissolving the Old Mutual Insurance Series Fund effective on or before December 15, 2008. The following funds will be affected: Old Mutual Columbus Technology & Communications Portfolio, Old Mutual Growth II Portfolio, Old Mutual Mid-Cap Portfolio and Old Mutual Small Cap Portfolio.

1.)	Effective October 17, 2008, page 1 of the Prospectus is revised to delete the following Fund Portfolio:
Old Mutual Insurance Series Fund

2.)	Effective October 17, 2008, page 2 of the Prospectus is revised to delete the names of the following Fund Portfolio and Funds in the Table of Contents:

Old Mutual Insurance Series Fund

Old Mutual Columbus Circle Technology & Communications Portfolio

Old Mutual Growth II Portfolio

Old Mutual Mid-Cap Portfolio

Old Mutual Small Cap Portfolio

3.)	Effective October 17, 2008, page 8 of the Prospectus is revised to delete the following:

Investment Account and Corresponding Fund Portfolio	Fund	Investment Advisor
Old Mutual Columbus Circle Technology & Communications Portfolio	Old Mutual Insurance Series Fund	Old Mutual Capital, Inc.
Old Mutual Growth II Portfolio	Old Mutual Insurance Series Fund	Old Mutual Capital, Inc.
Old Mutual Mid-Cap Portfolio	Old Mutual Insurance Series Fund	Old Mutual Capital, Inc.
Old Mutual Small Cap Portfolio	Old Mutual Insurance Series Fund	Old Mutual Capital, Inc.

4.)	Effective October 17, 2008, page 18 of the Prospectus, "Old Mutual Insurance Series Fund" is removed from the subparagraph, "The Funds."

5.)	Effective October 17, 2008, pages 26 and 27 of the Prospectus, is revised to delete the following Fund Portfolio and Funds and its corresponding investment objectives:

Old Mutual Insurance Series Fund
Old Mutual Columbus Circle Technology & Communications Portfolio

Old Mutual Growth II Portfolio

Old Mutual Mid-Cap Portfolio

Old Mutual Small Cap Portfolio

This Supplement should be retained with the Prospectus for future reference.